Entities accounted under the equity method Principal joint ventures - Summary of principal associates (Details)		12 Months Ended
	Jul. 17, 2024	Dec. 31, 2024	Nov. 01, 2024	Sep. 30, 2024
Ordinary | Rio Tinto SimFer UK Limited
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (voting %)		53.00%
Boyne Smelters Limited
Disclosure Of Joint Ventures And Associates [Line Items]
Percentage of voting equity interests acquired			14.11%
Boyne Smelters Limited | Mitsubishi Corporation
Disclosure Of Joint Ventures And Associates [Line Items]
Percentage of voting equity interests acquired				11.65%
Boyne Smelters Limited | Sumimoto Chemical Company
Disclosure Of Joint Ventures And Associates [Line Items]
Percentage of voting equity interests acquired			2.46%
Boyne Smelters Limited | Ordinary
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)		73.50%
Mineracao Rio do Norte S.A. | Ordinary and Preferred
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)		22.00%
Winning Consortium Simandou Railway Pte. Ltd and Winning Consortium Simandou Ports Pte. Ltd
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)		18.02%
Proportion of ownership interest in associates, percent acquired	34.00%
Winning Consortium Simandou Railway Pte. Ltd and Winning Consortium Simandou Ports Pte. Ltd | Government Of Guinea
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)		15.00%
Winning Consortium Simandou Railway Pte. Ltd
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)		18.02%
Winning Consortium Simandou Ports Pte. Ltd
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)		18.02%
WCS Rail And Port Operations Held By Government Of Guinea
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)		15.32%
Halco (Mining) Inc
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)		45.00%
Halco (Mining) Inc | Compagnie des Bauxites de Guine
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)		51.00%
Name of subsidiary for incorporation		Compagnie des Bauxites de Guinée
Country of subsidiary for incorporation		Guinea